Assets and liabilities held for sale and discontinued operations - Schedule of assets held for sale (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Sep. 15, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Asset Held For Sale		$ 0	$ 12,705
Impairment Loss	$ (400)
(Expected) Gain			0	$ 0	[1]	$ (2,995)	[1]
Assets sold from assets held for sale				(12,705)		(44,995)
Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Estimated) sale price, beginning balance		0	0
(Estimated) Sale price, ending balance			0	0
Asset Held For Sale		0	12,705	42,000
Impairment Loss			0	0
(Expected) Gain			8,298	8,298
Assets sold from assets held for sale				(12,705)		$ (44,995)
Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Asset Held For Sale		0	0
Finesse | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Asset Held For Sale			12,700
Impairment Loss		$ (8,300)
Finesse | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Asset Held For Sale			12,700
Non-current assets held for sale | Felicity | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale, estimated sales price				42,000
Impairment Loss				0
(Expected) Gain				0
Assets sold from assets held for sale				(42,000)
Non-current assets held for sale | Felicity | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale				(42,000)
Non-current assets held for sale | Finesse | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale, estimated sales price			21,003	21,003
Impairment Loss			0	0
(Expected) Gain			8,298	8,298
Assets sold from assets held for sale			(12,705)	(12,705)
Non-current assets held for sale | Finesse | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale			$ (12,705)	$ (12,705)

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.